Unaudited Condensed Statements of Changes in Stockholders Deficit (Q3) - USD ($)		Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Apr. 18, 2021
Balance (in Shares) at Apr. 18, 2021	[1],[2],[3]
Class B common stock issued to initial stockholder		$ 474	24,526		25,000
Class B common stock issued to initial stockholder (in Shares)	[1],[2],[3]	4,743,750
Net income (loss)				(338)	(338)
Balance at Jun. 30, 2021		$ 474	24,526	(338)	24,662
Balance (in Shares) at Jun. 30, 2021	[1],[2],[3]	4,743,750
Balance at Apr. 18, 2021
Balance (in Shares) at Apr. 18, 2021	[1],[2],[3]
Net income (loss)					(338)
Balance at Sep. 30, 2021		$ 474	24,526	(338)	24,662
Balance (in Shares) at Sep. 30, 2021	[1],[2],[3]	4,743,750
Balance at Apr. 18, 2021
Balance (in Shares) at Apr. 18, 2021	[1],[2],[3]
Accretion of common stock to redemption value					191,647,500
Class B common stock issued to initial stockholder		$ 474	24,526		25,000
Class B common stock issued to initial stockholder (in Shares)		4,743,750
Net income (loss)					300,433
Balance at Dec. 31, 2021		$ 519		(5,909,749)	(5,909,230)
Balance (in Shares) at Dec. 31, 2021		5,193,750
Balance at Jun. 30, 2021		$ 474	24,526	(338)	24,662
Balance (in Shares) at Jun. 30, 2021	[1],[2],[3]	4,743,750
Net income (loss)
Balance at Sep. 30, 2021		$ 474	24,526	(338)	24,662
Balance (in Shares) at Sep. 30, 2021	[1],[2],[3]	4,743,750
Balance at Dec. 31, 2021		$ 519		(5,909,749)	(5,909,230)
Balance (in Shares) at Dec. 31, 2021		5,193,750
Net income (loss)				3,709,017	3,709,017
Balance at Mar. 31, 2022		$ 519		(2,200,732)	(2,200,213)
Balance (in Shares) at Mar. 31, 2022		5,193,750
Balance at Dec. 31, 2021		$ 519		(5,909,749)	(5,909,230)
Balance (in Shares) at Dec. 31, 2021		5,193,750
Accretion of common stock to redemption value					192,797,319
Net income (loss)					6,685,193
Balance at Sep. 30, 2022		$ 519		(374,375)	(373,856)
Balance (in Shares) at Sep. 30, 2022		5,193,750
Balance at Mar. 31, 2022		$ 519		(2,200,732)	(2,200,213)
Balance (in Shares) at Mar. 31, 2022		5,193,750
Accretion of common stock to redemption value				(132,478)	(132,478)
Net income (loss)				1,212,363	1,212,363
Balance at Jun. 30, 2022		$ 519		(1,120,847)	(1,120,328)
Balance (in Shares) at Jun. 30, 2022		5,193,750
Accretion of common stock to redemption value				(1,017,341)	(1,017,341)
Net income (loss)				1,763,813	1,763,813
Balance at Sep. 30, 2022		$ 519		$ (374,375)	$ (373,856)
Balance (in Shares) at Sep. 30, 2022		5,193,750

[1]	In October 2021, the Sponsor irrevocably surrendered to the Company for cancellation and for no consideration 862,500 shares of common stock. All shares and associated amounts were retroactively restated to reflect the share surrender (see Notes 5 and 7).
[2]	Includes up to 618,750 shares of common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 5).
[3]	On December 20, 2021, the Company effected a 1.1-for-1 stock dividend resulting in the Sponsor holding 4,743,750 shares of common stock. All shares and associated amounts were retroactively restated to reflect the stock dividend (see Notes 5 and 7)